SCHEDULE OF GROSS CARRYING AMOUNT AND LOSS ALLOWANCE PROVISION FOR TENANT NOTES RECEIVABLES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Tenant notes receivables - short term, net	$ 850,406	$ 804,749
Tenant notes receivables - long term, net	$ 5,565,780	6,002,315
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount - short term		818,250	$ 764,523
Loss allowance provision - short term		(13,501)	(12,615)
Tenant notes receivables - short term, net		804,749	751,908
Gross carrying amount - long term		6,103,015	6,910,609
Loss allowance provision - long term		(100,700)	(114,025)
Tenant notes receivables - long term, net		$ 6,002,315	$ 6,796,584